Members of the Management Board (Tables)	12 Months Ended
Dec. 31, 2020
Members Of Management Board
Schedule of Management Board Compensation	Management Board compensation
in EUR thousands	2020	2019	2018
Short-term benefits	662	1,387	1,071
Performance-based compensation	508	87	422
Total compensation	1,170	1,474	1,493

Schedule of Position of Board Member

The Management Board members held the following supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Thomas Schaffer	Industrial Tracking Systems AG, Fürstenfeldbruck	Supervisory Board	Chair